Subsequent Events (Details Narrative) - USD ($)							6 Months Ended		12 Months Ended
	Aug. 11, 2016	Aug. 01, 2016	Jul. 25, 2016	Jul. 06, 2016	Jul. 05, 2016	Jun. 27, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Reverse stock split					1-for-50	1-for-50 reverse stock split
Principal amount							$ 4,062,000		$ 2,128,000	$ 1,527,000
Proceeds from issuance of convertible note payable							$ 1,900,000		$ 5,900,000
Common stock, par value							$ 0.01		$ 0.01	$ 0.01
Preferred stock, par or stated value per share							$ 0.01		$ 0.01	$ 0.01
Exchanged shares started value										$ 350,000
Conversion of promissory notes into common stock							$ 1,914,000	$ 1,781,000	$ 3,842,000	$ 1,394,000
Vested fair value							$ 849,000
Subsequent Event [Member]
Reverse stock split					1-for-50 reverse stock split
Issuance of Series F Preferred shares, net of costs, shares									3,400,000
Exchanged shares started value									$ 51,403
Convesion of debt to shares							7,084,000
Conversion of promissory notes into common stock							$ 549,000
Number of stock vested							100,000
Vested fair value							$ 11,500
Subsequent Event [Member] | Board of Directors [Member]
Common stock, par value			$ 0.01
Subsequent Event [Member] | Board of Directors [Member] | Series II Convertible Preferred Stock [Member]
Preferred stock, par or stated value per share			$ 1,000
Preferred stock voting rights, description			The Series II Preferred Stock has voting rights equal to the number of shares of Common stock that Series II Preferred Stock is convertible into times twenty five.
Percentage of dividend rate			6.00%
Percentage of common stock exceeds of conversion price			400.00%
Subsequent Event [Member] | Board of Directors [Member] | Series I [Member]
Issuance of Series F Preferred shares, net of costs, shares	2,025
Exchanged shares started value	$ 2,261,800
Subsequent Event [Member] | Board of Directors [Member] | Series II [Member]
Percentage of dividend rate	6.00%
Issuance of Series F Preferred shares, net of costs, shares	2,262
Subsequent Event [Member] | Board of Directors [Member] | Series I And Series II [Member]
Preferred stock, par or stated value per share	$ 1,000
Subsequent Event [Member] | Notes [Member]
Principal amount		$ 52,500
Debt interest rate		10.00%
Debt discount percentage		37.50%
Subsequent Event [Member] | Notes I [Member]
Proceeds from issuance of convertible note payable				$ 60,000
Debt original amount				3,150
Legal fees				3,000
Subsequent Event [Member] | Notes II [Member]
Debt instrument periodic payment				63,000
Subsequent Event [Member] | Notes [Member]
Debt maturity date		Apr. 29, 2017
Received net proceeds		$ 50,000
Debt original amount		$ 2,500
Subsequent Event [Member] | Notes Issued Subsequant to Period [Member] | Notes [Member]
Principal amount				132,300	$ 416,000
Debt interest rate					12.00%
Debt discount percentage					37.50%
Debt conversion price per share					$ 1.10
Subsequent Event [Member] | Notes Issued Subsequant to Period [Member] | Notes I [Member]
Principal amount				$ 66,150	$ 208,000
Proceeds from issuance of convertible note payable					$ 190,000
Debt maturity date					Jul. 30, 2017
Unamortized debt discount					$ 8,000
Debt fees net					$ 10,000
Debt interest rate				10.00%	12.00%
Debt discount percentage				35.00%	37.50%
Debt conversion price per share					$ 0.028
Subsequent Event [Member] | Notes Issued Subsequant to Period [Member] | Notes II [Member]
Principal amount				$ 66,150